Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2024
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

Note 7. Cash and cash equivalents

The components of cash and cash equivalents are as follows:

	June 30, 2024	December 31, 2023
Cash and cash equivalents	2,942	3,059
Short-term investments	10,307	8,339
Total	13,249	11,398

Short-term investments in the Group consist of liquid investments earning interest based on 101% of CDI for both the period ended June 30, 2024, and year ended December 31, 2023. The short-term investments may be redeemed at any time, at the Company’s request, without substantial modification of its values.